Risks and Concentration (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2020	Dec. 31, 2019 CNY (¥)
Risks and Concentration (Details) [Line Items]
Cash and cash equivalents	¥ 175,391		$ 123,385
Short term borrowings	¥ 1,000	¥ 1,000			¥ 28,788
Two Suppliers [Member]
Risks and Concentration (Details) [Line Items]
Total cost of revenue, percentage	10.00%
One Customers [Member]
Risks and Concentration (Details) [Line Items]
Total cost of revenue, percentage				10.00%
Three Customers [Member]
Risks and Concentration (Details) [Line Items]
Total cost of revenue, percentage	10.00%